Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		$ 3,836,000,000		$ 3,836,000,000				$ 3,589,000,000
Unrealized gains recognized as regulatory liabilities		3,532,000,000		3,532,000,000				3,222,000,000
Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on investments		(4,000,000)	$ 2,000,000	$ (9,000,000)	$ 2,000,000
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)				10.00%
Corporate | Unsecured senior notes, 2029 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount	$ 500,000,000
Interest rate	4.43%						4.43%
Energy contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts		19,000,000	(8,000,000)	$ 2,000,000	(13,000,000)
Total return swaps | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount		114,000,000		114,000,000
Unrealized gains (losses) on derivatives		(2,000,000)	1,000,000	$ (8,000,000)	3,000,000
Total return swaps | Corporate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				1 year
Total return swaps | Corporate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				3 years
Foreign exchange contracts | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount		275,000,000		$ 275,000,000
Unrealized gains (losses) on derivatives		(2,000,000)	(4,000,000)	$ (2,000,000)	(2,000,000)
Interest rate swap | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount						$ 450
Derivative terms				5 years
Unrealized gains (losses) on derivatives		13,000,000	$ 0	$ 39,000,000	$ 0
Cross-currency interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount							$ 391
Cross-currency interest rate swap | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount							$ 391
Derivative terms	7 years
Unrealized gains (losses) on derivatives		(12,000,000)		(12,000,000)
Derivative interest rate	4.34%						4.34%
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		25,000,000		25,000,000				20,000,000
Unrealized gains recognized as regulatory liabilities		$ 204,000,000		$ 204,000,000				$ 52,000,000